Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted (Detail)		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate		1.26%	1.43%	0.74%
Expected lives		7 years 4 months 6 days	7 years 1 month 17 days	6 years 10 months 6 days
Expected volatility	[1]	51.69%	52.03%	39.61%
Expected dividends		1.24%	1.55%	3.25%

[1]	Expected volatility was based on the historical volatilities of Sony Corporation's common stock over the expected life of the stock acquisition rights.